SEGMENT INFORMATION - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 24,268	$ 20,876	$ 6,026
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	20,755	18,903	3,131
Israel [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,133	83	94
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		192	394	739
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 1,188	$ 1,496	$ 2,062

[1]	Includes revenues from Germany in the amount of $20,754, $18,758 and $3,034 in the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Includes revenues from United States only.